Convertible Note (Tables)	12 Months Ended
Mar. 31, 2022
Debt Disclosure [Abstract]
Schedule of net carrying amount of liability
	Principal outstanding	Unamortized issuance cost	Net carrying value

Convertible Note - short-term	$2,804,848	(769,901)	$2,034,947

Schedule of net carrying amount of the equity component
	Amount allocated to conversion option	Issuance cost	Equity component, net

Convertible Note – equity portion	$418,410	(66,873)	$351,537

Schedule of amortization of issuance cost, debt discount and interest cost
	Issuance costs and debt discount	Convertible note interest	Total

Convertible Note	$29,926	$7,020	$36,946